Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	Commercial Metals Company
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4304
Entity Tax Identification Number	75-0725338
Entity Address, Address Line One	6565 N. MacArthur Blvd.
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	214
Local Phone Number	689-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000022444
Amendment Flag	false